BALANCE SHEET - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Sep. 05, 2025	Mar. 31, 2025	Mar. 11, 2025
Current assets
Cash and cash equivalents	$ 665,383	$ 749,812
Prepaid expenses	157,964	100,885
Total current assets	828,147	850,697
Long-term prepaid insurance	27,938	48,155
Investments held in Trust Account	234,715,684	232,809,646
Total Assets	235,571,769	233,708,498
Current Liabilities
Accrued offering costs	75,000	75,000
Accrued expenses	26,068	27,134
Advance from related party	$ 500	$ 500
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current liabilities	$ 101,568	$ 102,634
Deferred underwriting fee	9,200,000	9,200,000	$ 9,200,000
Total Liabilities	434,485,842	9,302,634
Commitments (Note 6)
Shareholders' Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(433,528,198)	(8,264,067)
Total Shareholders' Deficit	(433,527,431)	(8,263,300)		$ 25,000	$ 0
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption, and Shareholders' Deficit	235,571,769	233,708,498
Class A ordinary shares subject to possible redemption
Current Liabilities
Class A ordinary shares subject to possible redemption, $0.0001 par value; 23,000,000 shares at redemption value of $10.20 and $10.12 per share at March 31, 2026 and December 31, 2025, respectively	234,613,358	232,669,164
Class B ordinary shares
Shareholders' Deficit
Common shares value issued	$ 767	$ 767